Other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation adjustments, before tax:
Net change during the year	$ (1,691)	$ 133	$ 389
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	(14)	(4)	5
Reclassification adjustments for net (gains) losses included in net income, before tax	21	(14)	1
Net change during the year	7	(18)	6
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(5)	(20)	(42)
Net actuarial gains (losses) arising during the year, before tax	(826)	423	(846)
Amortization of prior service cost included in net income, before tax	18	25	33
Amortization of net actuarial loss included in net income, before tax	99	140	102
Net change during the year	(714)	568	(753)
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	(65)	33	74
Reclassification adjustments for net (gains) losses included in net income, before tax	10	(54)	(42)
Net change during the year	(55)	(21)	32
Total other comprehensive income (loss), before tax	(2,453)	662	(326)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	11	8	(6)
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	5		(2)
Reclassification adjustments for net (gains) losses included in net income, tax effect	(6)	1
Unrealized gains (losses) on available-for-sale securities, tax effect	(1)	1	(2)
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	2	4	6
Net actuarial gains (losses) arising during the year, tax effect	212	(132)	245
Amortization of prior service cost included in net income, tax effect	(1)	(2)	(3)
Amortization of net actuarial loss included in net income, tax effect	(20)	(41)	(32)
Net change, tax effect	193	(171)	216
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	13	(5)	(21)
Reclassification adjustments for net (gains) losses included in net income, tax effect	(1)	11	14
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	12	6	(7)
Total other comprehensive income (loss), tax effect	215	(156)	201
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments, net of tax	(1,680)	141	383
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	(9)	(4)	3
Reclassification adjustments for net (gains) losses included in net income, net of tax	15	(13)	1
Unrealized gains (losses) on available-for-sale securities	6	(17)	4
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(3)	(16)	(36)
Net actuarial gains (losses) arising during the year, net of tax	(614)	291	(601)
Amortization of prior service cost included in net income, net of tax	17	23	30
Amortization of net actuarial loss included in net income, net of tax	79	99	70
Net change, net of tax	(521)	397	(537)
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	(52)	28	53
Reclassification adjustments for net (gains) losses included in net income, net of tax	9	(43)	(28)
Unrealized gains (losses) of cash flow hedge derivatives	(43)	(15)	25
Other Comprehensive Income (Loss), Net of Tax	$ (2,238)	$ 506	$ (125)